Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Dec 16, 2011
Registrant Name	dei_EntityRegistrantName	PRINCIPAL FUNDS INC
Central Index Key	dei_EntityCentralIndexKey	0000898745
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec 16, 2011
Document Effective Date	dei_DocumentEffectiveDate	Dec 16, 2011
Prospectus Date	rr_ProspectusDate	Mar 1, 2011

Global Div Inc Fund (Prospectus Summary): | Global Div Inc Fund
G LOBAL D IVERSIFIED I NCOME F UND

Supplement dated December 16, 2011
to the Class A, Class B, and Class C Prospectus
for Principal Funds, Inc.
dated March 1, 2011

(as supplemented on March 14, 2011, March 15, 2011, June 16, 2011, July 20, 2011,
and September 16, 2011) This supplement updates information currently in the Prospectus. Retain this supplement with the Prospectus.

In the Performance section, delete the paragraph immediately above the Total Returns as of December 31 heading and substitute:

Effective September 30, 2011, the weightings for the Global Diversified Income Custom Index changed to the following: 38% Barclays Capital U.S. Corporate High Yield 2% Issuer Capped Index, 20% blend of 50% BofA

Merrill Lynch Fixed Rate Preferred Securities Index and 50% Barclays Capital U.S. Tier I Capital Securities

Index, 14% Barclays Capital U.S. Dollar Emerging Markets Bond Index, 5% MSCI All Country World Value

Index, 6% Tortoise Midstream MLP Index, 7% blend of 65% S&P 500 Utilities Index, 25% S&P 500 Telecom

Services Index and 10% S&P 500 Energy Index, 5% FTSE EPRA/NAREIT Developed Index and 5% Barclays

Capital Investment Grade CMBS Index.

In the Average Annual Total Returns table, add:
Average Annual Total Returns For the periods ended December 31, 2010
Average Annual Total Returns Global Div Inc Fund	Average Annual Returns, 1 Year	Life of Fund
S&P 500 Energy Index	20.46%	16.63%
S&P 50 Telecom Services Index	18.97%	16.83%
S&P 500 Utilities Index	5.46%	10.48%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Mar 1, 2011
Global Div Inc Fund (Prospectus Summary): | Global Div Inc Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	G LOBAL D IVERSIFIED I NCOME F UND
Supplement Text	ck0000898745_SupplementTextBlock

Supplement dated December 16, 2011
to the Class A, Class B, and Class C Prospectus
for Principal Funds, Inc.
dated March 1, 2011

(as supplemented on March 14, 2011, March 15, 2011, June 16, 2011, July 20, 2011,
and September 16, 2011) This supplement updates information currently in the Prospectus. Retain this supplement with the Prospectus.

Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	In the Performance section, delete the paragraph immediately above the Total Returns as of December 31 heading and substitute:
Performance, Narrative	rr_PerformanceNarrativeTextBlock

Effective September 30, 2011, the weightings for the Global Diversified Income Custom Index changed to the following: 38% Barclays Capital U.S. Corporate High Yield 2% Issuer Capped Index, 20% blend of 50% BofA

Merrill Lynch Fixed Rate Preferred Securities Index and 50% Barclays Capital U.S. Tier I Capital Securities

Index, 14% Barclays Capital U.S. Dollar Emerging Markets Bond Index, 5% MSCI All Country World Value

Index, 6% Tortoise Midstream MLP Index, 7% blend of 65% S&P 500 Utilities Index, 25% S&P 500 Telecom

Services Index and 10% S&P 500 Energy Index, 5% FTSE EPRA/NAREIT Developed Index and 5% Barclays

Capital Investment Grade CMBS Index.

Annual Return Heading	ck0000898745_AnnualReturnHeading	In the Average Annual Total Returns table, add:
Annual Return, Caption	rr_AnnualReturnCaption	Average Annual Total Returns For the periods ended December 31, 2010
Performance Table, Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective September 30, 2011, the weightings for the Global Diversified Income Custom Index changed to the following: 38% Barclays Capital U.S. Corporate High Yield 2% Issuer Capped Index, 20% blend of 50% BofA Merrill Lynch Fixed Rate Preferred Securities Index and 50% Barclays Capital U.S. Tier I Capital Securities Index, 14% Barclays Capital U.S. Dollar Emerging Markets Bond Index, 5% MSCI All Country World Value Index, 6% Tortoise Midstream MLP Index, 7% blend of 65% S&P 500 Utilities Index, 25% S&P 500 Telecom Services Index and 10% S&P 500 Energy Index, 5% FTSE EPRA/NAREIT Developed Index and 5% Barclays Capital Investment Grade CMBS Index.
Global Div Inc Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PGBAX
Global Div Inc Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PGDCX
Global Div Inc Fund | S&P 500 Energy Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	20.46%
Life of Fund	rr_AverageAnnualReturnSinceInception	16.63%
Global Div Inc Fund | S&P 50 Telecom Services Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	18.97%
Life of Fund	rr_AverageAnnualReturnSinceInception	16.83%
Global Div Inc Fund | S&P 500 Utilities Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.46%
Life of Fund	rr_AverageAnnualReturnSinceInception	10.48%